Fees Summary	Jul. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,719,000.00
Previously Paid Amount	0.00
Total Fee Amount	375.49
Total Offset Amount	0.00
Net Fee	375.49
Narrative - Max Aggregate Offering Price	$ 2,719,000.00
Final Prospectus	true